Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Textual)
Allowance for doubtful accounts	$ 200,000	$ 200,000
Inventory allowance reserve	400,000	400,000
Unrealized gain (loss) on available for sale securities	0	(200,000)
Unrealized loss on equity securities	7,904,000	57,067,000
Impairment of intangible assets	4,600,000	0
Finite-lived intangible asset	22,283,000	33,478,000
Goodwill impairment loss	$ 7,571,000	14,789,000
Recognition of lease assets and liabilities, minimum lease term	1 year
Research and development	$ 17,700,000	14,100,000
Non-controlling interest	(1,184,000)	1,688,000
Translation adjustments, gain (loss)	$ 1,000,000.0	(600,000)
Stated term	1 year
Renewal option term	1 year
Term for students	2 years
Deferred revenue associated with software license agreements	$ 3,500,000	4,800,000
Advertising expense	600,000	400,000
Stock options and restricted stock awards granted to employees and consultants for services	3,656,000	10,879,000
Impairment of goodwill and intangibles	12,199,000	14,789,000
Continuing Operations
Summary of Significant Accounting Policies (Textual)
Finite-lived intangible asset	2,994,000	10,010,000
Goodwill impairment loss	2,031,000	2,893,000
Advertising expense	400,000	200,000
Discontinued Operations
Summary of Significant Accounting Policies (Textual)
Finite-lived intangible asset	19,289,000	23,468,000
Goodwill impairment loss	5,540,000	11,896,000
Research and development	9,300,000	6,700,000
Deferred revenue associated with software license agreements	2,200,000	3,100,000
Share-based payment charges	1,600,000	4,100,000
Impairment of goodwill and intangibles	$ 5,500,000	12,000,000
Inpixon India
Summary of Significant Accounting Policies (Textual)
Noncontrolling interest, ownership percentage by parent	82.50%
Inpixon Philippines, Inc
Summary of Significant Accounting Policies (Textual)
Noncontrolling interest, ownership percentage by parent	99.97%
Game Your Game
Summary of Significant Accounting Policies (Textual)
Noncontrolling interest, ownership percentage by parent	55.40%		55.40%
In Process Research and Development
Summary of Significant Accounting Policies (Textual)
Finite-lived intangible asset	$ 0	$ 0
Computer Software, Intangible Asset
Summary of Significant Accounting Policies (Textual)
Finite-lived intangible asset	1,752,000
Computer Software, Intangible Asset | Continuing Operations
Summary of Significant Accounting Policies (Textual)
Finite-lived intangible asset	1,265,000
Computer Software, Intangible Asset | Discontinued Operations
Summary of Significant Accounting Policies (Textual)
Finite-lived intangible asset	$ 487,000
Minimum
Summary of Significant Accounting Policies (Textual)
Property, plant and equipment, useful life	3 years
Intangible asset, useful life	1 year
Minimum | Computer Software, Intangible Asset
Summary of Significant Accounting Policies (Textual)
Intangible asset, useful life	1 year
Maximum
Summary of Significant Accounting Policies (Textual)
Property, plant and equipment, useful life	10 years
Intangible asset, useful life	15 years
Maximum | Computer Software, Intangible Asset
Summary of Significant Accounting Policies (Textual)
Intangible asset, useful life	5 years